6. Business Concentrations and Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Business Concentrations and Risk

Note 6 – Business Concentration and Risks

Major customers

One customer accounted for 100% of the total accounts receivable as of December 31, 2017. The customer did not have balance due and receivable as of June 30, 2018

Major vendors

One vendor accounted for 80% and 92% of total accounts payable at June 30, 2018 and December 31, 2017, respectively.

Major customers

One customer accounted for 100% and 100% of the total accounts receivable at December 31, 2017 and December 31, 2016, respectively.

Major vendors

One vendor accounted for 93% and 97% of total accounts payable at December 31, 2017 and December 31, 2016, respectively.